Description of the Plan (Details) - EBP 001	6 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Transfers to the plan	$ 688,400,000
Notes receivable transferred to plan	$ 8,800,000
Automatic deferral rate	5.00%
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Retirement age	65 years
Involuntary cash-out limit	$ 1,000
Involuntary rollover maximum	$ 7,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
General loan, borrowing term	60 months
Forfeited nonvested account, decrease from employer contribution	$ 0
Forfeited nonvested account	$ 300,000
EBP, Discretionary Retirement Contribution
EBP, Description of Plan [Line Items]
Participant eligibility service period	1 year
Vesting period	3 years
Employer contribution, fixed rate contribution, percentage	2.00%
Maximum vesting age	65 years
EBP, Additional Discretionary Retirement Contribution
EBP, Description of Plan [Line Items]
Participant eligibility service period	1 year
Vesting period	3 years
Employer contribution, fixed rate contribution, percentage	2.00%
EBP, Employer Contribution, Threshold One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
EBP, Employer Contribution, Threshold Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%